Events After the Consolidated Statements of Financial Position (Details) S/ in Millions, $ in Millions	May 10, 2024 USD ($)	Dec. 31, 2023 PEN (S/)
Events After the Consolidated Statements of Financial Position (Details) [Line Items]
Percentage of coupon	12.00%
Tren Urbano de Lima S.A. [Member]
Events After the Consolidated Statements of Financial Position (Details) [Line Items]
Concession contract | S/		S/ 106.9
Events After Reporting Period [Member]
Events After the Consolidated Statements of Financial Position (Details) [Line Items]
Principal amount | $	$ 210